Regulatory Requirements (Details) - Schedule of Capital Requirements - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 766,206	$ 764,340
Capital Levels Maintained	9,932,957	5,433,190
Excess Net Capital	$ 9,166,751	$ 4,668,850
Percent of Requirement Maintained	1296.00%	711.00%
Zhong Yang Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 383,103	$ 382,170
Capital Levels Maintained	9,276,702	4,790,634
Excess Net Capital	$ 8,893,599	$ 4,408,464
Percent of Requirement Maintained	2421.00%	1254.00%
Zhong Yang Capital Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 383,103	$ 382,170
Capital Levels Maintained	656,255	642,556
Excess Net Capital	$ 273,152	$ 260,386
Percent of Requirement Maintained	171.00%	168.00%